Financial Instruments - Schedule of Calculation of Fair Value of the Indebtedness (Details)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	79.21%	55.88%
2027 Senior Unsecured Notes [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	46.84%	40.66%
2027 Senior Secured Notes [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	77.41%	56.10%
2026 Senior Secured Notes [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	80.16%	56.72%
Telesat Lightspeed Financing [Member]
Schedule of Calculation of Fair Value of the Indebtedness [Line Items]
Term Loan	84.92%